UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity® California
Municipal Money Market
Fund

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,014.10	$ 2.55
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.33	$ 2.56

* Expenses are equal to the Fund's annualized expense ratio of .51%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 2/29/08	% of fund's investments 8/31/07	% of fund's investments 2/28/07
0 - 30	79.7	91.0	94.8
31 - 90	4.4	0.7	1.0
91 - 180	14.5	2.0	3.5
181 - 397	1.4	6.3	0.7
Weighted Average Maturity
	2/29/08	8/31/07	2/28/07
Fidelity California Municipal Money Market	29 Days	28 Days	13 Days
California Tax-Free Money Market Funds Average*	25 Days	28 Days	19 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
Variable Rate Demand Notes (VRDNs) 72.4%	Variable Rate Demand Notes (VRDNs) 86.1%
Commercial Paper (including CP Mode) 5.0%	Commercial Paper (including CP Mode) 3.3%
Tender Bonds 2.5%	Tender Bonds 1.3%
Municipal Notes 10.9%	Municipal Notes 4.0%
Other Investments 3.0%	Other Investments 1.5%
Net Other Assets 6.2%	Net Other Assets 3.8%

Current and Historical Seven-Day Yields

	3/3/08	12/3/07	9/3/07	5/28/07	2/26/07
Fidelity California Municipal Money Market	2.43%	3.13%	3.49%	3.35%	3.13%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Municipal Securities - 93.8%
	Principal Amount (000s)	Value (000s)
California - 88.6%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Casa De Las Campanas, Inc. Proj.) Series 2007 A, 3.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,650	$ 7,650
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 3.01%, LOC Union Bank of California, VRDN (a)(b)	11,800	11,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 2.99%, LOC Freddie Mac, VRDN (a)(b)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 781PB, 3.47% (Liquidity Facility Deutsche Postbank AG) (a)(d)	19,095	19,095
Anaheim Pub. Fing. Auth. Swr. Rev. Participating VRDN Series MS 08 2428, 3.38% (Liquidity Facility Morgan Stanley) (a)(d)	7,000	7,000
Anaheim Redev. Agcy. Participating VRDN:
Series DB 470, 3.19% (Liquidity Facility Deutsche Bank AG) (a)(d)	24,380	24,380
Series Putters 2534, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,485	2,485
Bakersfield City School District Participating VRDN Series 06 2177, 3.18% (Liquidity Facility Morgan Stanley) (a)(d)	4,390	4,390
Bay Area Govt. Assoc. Bonds Series 2000, 7.45% 9/2/30 (Pre-Refunded to 9/2/08 @ 102) (c)	10,000	10,417
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series ROC II R 12016, 3.17% (Liquidity Facility Citibank NA) (a)(d)	40,550	40,550
Berkeley Gen. Oblig. TRAN 4% 10/29/08	13,000	13,056
Buckeye Union School District Participating VRDN Series MS 08 2382, 3.18% (Liquidity Facility Morgan Stanley) (a)(d)	2,175	2,175
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
California Communities Note Prog. TRAN Series A3, 4.5% 6/30/08	50,000	50,135
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series A, 5.5% 5/1/08	30,145	30,284
Series 2002 C10, 2.9%, LOC Landesbank Hessen-Thuringen, VRDN (a)	40,885	40,885
Series 2002 C4, 3.19%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	10,000	10,000
Series 2005 G11, 2.85% (FSA Insured), VRDN (a)	7,455	7,455
Series 2005 G5, 2.85% (FSA Insured), VRDN (a)	6,805	6,805
Series 2005 G6, 3.17% (FSA Insured), VRDN (a)	16,150	16,150
Series 2005 G7, 2.85% (FSA Insured), VRDN (a)	4,460	4,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series C11, 2.8%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 10,200	$ 10,200
Series C12, 2.8%, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,600	7,600
Series C13, 2.88% (FSA Insured), VRDN (a)	24,735	24,735
Series C14, 2.85%, LOC WestLB AG, VRDN (a)	3,600	3,600
California Dept. of Wtr. Resources Rev. Bonds Series GS 07 106G, 3.5%, tender 3/27/08 (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)(e)	64,500	64,500
California Econ. Recovery:
Bonds:
Series A:
3% 7/1/08	113,280	114,099
5% 7/1/08	1,860	1,885
Series B, 5%, tender 7/1/08 (a)	17,400	17,478
Participating VRDN Series ROC II R 6013, 4.52% (Liquidity Facility Citigroup, Inc.) (a)(d)	9,540	9,540
Series 2004 C11, 2.6%, LOC BNP Paribas SA, VRDN (a)	17,515	17,515
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10110, 3.17% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,785	6,785
California Gen. Oblig.:
Bonds:
4.5% 10/1/08 (FSA Insured)	2,500	2,537
5% 2/1/09	2,050	2,107
6.6% 2/1/09	6,500	6,777
Participating VRDN:
Series BS 97, 5.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	13,050	13,050
Series DB 457, 3.19% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,139	3,139
Series DCL 08 009, 3.41% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	28,100	28,100
Series DCL 08 010, 3.41% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	29,900	29,900
Series DCL 08 011, 3.41% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	29,900	29,900
Series LB 06 K59, 3.38% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	10,175	10,175
Series LB 07 K17, 3.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	7,575	7,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series LB 07 P86W, 3.38% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	$ 41,780	$ 41,780
Series Merlots B45, 3.33% (Liquidity Facility Wachovia Bank NA) (a)(d)	30,215	30,215
Series PA 1502, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,670	6,670
Series Putters 1722, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,200	4,200
Series ROC II R 3052, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	5	5
Series ROC II R 9125, 3.25% (Liquidity Facility Citigroup, Inc.) (a)(d)	33,965	33,961
Series ROC II R 9135, 3.25% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,595	7,595
RAN 4% 6/30/08	312,230	312,931
Series 2003 A1, 3.7%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (a)	10,600	10,600
Series 2003 B1, 3.07%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	20,200	20,200
Series 2003 B3, 3.16%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	12,320	12,320
Series 2003 C2, 2.8%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	2,600	2,600
Series 2004 A4, 3.68%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	7,750	7,750
Series 2005 B1, 2.82%, LOC Bank of America NA, VRDN (a)	2,750	2,750
0.8% 4/4/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	53,400	53,400
1% 4/7/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,800	25,800
1.01% 3/13/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	16,100	16,100
1.15% 4/8/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,800	25,800
1.2% 4/1/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	8,000	8,000
1.75% 4/7/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	26,100	26,100
1.8% 4/1/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
Bonds Series MS 06 1858, 3.4%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	$ 3,358	$ 3,358
Participating VRDN:
Series MS 06 1755, 3.13% (Liquidity Facility Morgan Stanley) (a)(d)	8,250	8,250
Series MS 06 1757, 3.13% (Liquidity Facility Morgan Stanley) (a)(d)	32,570	32,570
Series MS 06 2061, 3.13% (Liquidity Facility Morgan Stanley) (a)(d)	24,270	24,270
(Catholic Healthcare West Ln. Prog.) Series K, 3.07%, LOC Bank of America NA, VRDN (a)	18,000	18,000
(Kaiser Permanente Health Sys. Proj.) Series 2006 C, 2.86%, VRDN (a)	2,185	2,185
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series 3659, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	9,535	9,535
Series BA 07 1021, 3.2% (Liquidity Facility Bank of America NA) (a)(b)(d)	21,810	21,810
Series BA 07 1022, 3.2% (Liquidity Facility Bank of America NA) (a)(b)(d)	7,560	7,560
Series BS 7058, 3.25% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	13,310	13,310
Series BS 7067, 3.25% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	25,065	25,065
Series Floaters 2338, 3.28% (Liquidity Facility Morgan Stanley) (a)(b)(d)	22,330	22,330
Series LB 06 K43W, 3.38% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	11,800	11,800
Series LB 06 K78, 3.38% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	15,945	15,945
Series LB 07 P51W, 3.38% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	15,385	15,385
Series LB 07 P71W, 3.43% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	22,475	22,475
Series LB 08 P7W, 3.38% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	25,530	25,530
Series MS 06 1799, 3.28% (Liquidity Facility Morgan Stanley) (a)(b)(d)	31,240	31,240
Series MSTC 7036, 3.25% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	6,150	6,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series PA 1418R, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	$ 18,455	$ 18,455
Series PA 1419R, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,620	4,620
Series PT 3691, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	9,340	9,340
Series PT 3939, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	15,205	15,205
Series PT 4482, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	15,560	15,560
Series ROC II R 10203, 3.25% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	4,970	4,970
(Home Mtg. Prog.):
Series 2002 U, 4% (FSA Insured), VRDN (a)(b)	35,300	35,300
Series 2003 U, 4% (FSA Insured), VRDN (a)(b)	34,100	34,100
Series 2005 H:
4.02% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	7,880	7,880
4.02% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	11,650	11,650
Series 2007 K, 3.15% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	5,000	5,000
Series 2008 C, 3.5% (Liquidity Facility Bank of New York, New York), VRDN (a)(b)	11,765	11,765
Series 2000 J, 2.7% (FSA Insured), VRDN (a)(b)	20,165	20,165
Series 2000 N, 2.7% (FSA Insured), VRDN (a)(b)	25,105	25,105
Series 2001 J, 3.95% (FSA Insured), VRDN (a)(b)	15,965	15,965
Series 2003 D:
2.9% (FSA Insured), VRDN (a)(b)	36,515	36,515
2.9% (FSA Insured), VRDN (a)(b)	44,200	44,200
Series 2003 F:
2.94% (FSA Insured), VRDN (a)(b)	43,010	43,010
2.94% (FSA Insured), VRDN (a)(b)	70,415	70,415
Series 2003 H:
2.77% (FSA Insured), VRDN (a)(b)	3,565	3,565
2.77% (FSA Insured), VRDN (a)(b)	43,060	43,060
Series 2005 A, 2.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	30,960	30,960
Series 2005 B, 2.9% (Liquidity Facility BNP Paribas SA), VRDN (a)(b)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2005 D, 2.78% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (a)(b)	$ 65,900	$ 65,900
Series 2006 F, 3.5% (Liquidity Facility Fortis Banque SA), VRDN (a)(b)	2,200	2,200
Series C:
3.15% (Liquidity Facility Calyon), VRDN (a)(b)	49,750	49,750
3.15% (Liquidity Facility Calyon), VRDN (a)(b)	26,310	26,310
Series D, 2.78% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (a)(b)	15,005	15,005
Series M:
2.9% (Liquidity Facility Bank of America NA), VRDN (a)(b)	26,595	26,595
3.15% (Liquidity Facility Bank of America NA), VRDN (a)(b)	24,275	24,275
Series X2, 2.68% (FSA Insured), VRDN (a)(b)	27,175	27,175
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series PA 1202R, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000	5,000
Series ROC II R 10111, 4.76% (Liquidity Facility Citigroup, Inc.) (a)(d)	14,880	14,880
Series ROC II R 10185, 3.72% (Liquidity Facility Citibank NA) (a)(d)	7,200	7,200
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,900	6,900
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 4%, LOC Union Bank of California, VRDN (a)(b)	13,900	13,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series LB 08 F66W, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	9,675	9,675
(Republic Services, Inc. Proj.):
3.75%, VRDN (a)(b)	18,000	18,000
3.75%, VRDN (a)(b)	20,000	20,000
California School Cash Reserve Prog. Ctfs. of Prtn. TRAN 4.25% 7/1/08	7,240	7,254
California State Univ. Rev. Participating VRDN Series PT 4350, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,840	8,840
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Fiorella Investments LLC Proj.) Series 2007 A, 3%, LOC Comerica Bank, Detroit, VRDN (a)(b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 3%, LOC Wells Fargo Bank NA, VRDN (a)(b)	$ 805	$ 805
(Rix Industries Proj.) Series 1996 I, 3%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,120	1,120
(Supreme Truck Bodies of California Proj.) 3%, LOC JPMorgan Chase Bank, VRDN (a)(b)	925	925
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 3.06%, LOC Fannie Mae, VRDN (a)(b)	7,350	7,350
(Arbor Ridge Apts. Proj.) Series X, 2.9%, LOC Fannie Mae, VRDN (a)(b)	7,390	7,390
(Bristol Apts. Proj.) Series Z, 3.06%, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 2.99%, LOC Fannie Mae, VRDN (a)(b)	17,300	17,300
(Crocker Oaks Apts. Proj.) Series 2001 H, 3.06%, LOC Fannie Mae, VRDN (a)(b)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	20,000	20,000
(Grove Apts. Proj.) Series X, 3.06%, LOC Fannie Mae, VRDN (a)(b)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 3.06%, LOC Freddie Mac, VRDN (a)(b)	11,000	11,000
(Maple Square Apt. Proj.) Series AA, 3.06%, LOC Citibank NA, VRDN (a)(b)	18,000	18,000
(Marlin Cove Apts. Proj.) Series V, 3.06%, LOC Fannie Mae, VRDN (a)(b)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.06%, LOC Bank of America NA, VRDN (a)(b)	41,800	41,800
(Northwood Apts. Proj.) Series N, 3.06%, LOC Freddie Mac, VRDN (a)(b)	5,000	5,000
(River Run Sr. Apts. Proj.) Series LL, 3.06%, LOC Fannie Mae, VRDN (a)(b)	13,505	13,505
(Salvation Army S.F. Proj.) 2.95%, LOC Fannie Mae, VRDN (a)(b)	17,645	17,645
(Sunrise Fresno Proj.) Series B, 3.06%, LOC Fannie Mae, VRDN (a)(b)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 3.11%, LOC California Teachers Retirement Sys., VRDN (a)(b)	6,825	6,825
(The Crossings at Elk Grove Apts.) Series H, 3.06%, LOC Citibank NA, VRDN (a)(b)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Multi-family Hsg. Rev.: - continued
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 3.06%, LOC Citibank NA, VRDN (a)(b)	$ 22,275	$ 22,275
(Varena Assisted Living Apts. Proj.) Series 2006 F, 3.08%, LOC HSH Nordbank AG, VRDN (a)(b)	11,386	11,386
(Vineyard Creek Apts. Proj.) Series O, 3.06%, LOC Fannie Mae, VRDN (a)(b)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 3.06%, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
(Vizcaya Apts. Proj.) Series B, 3.06%, LOC Freddie Mac, VRDN (a)(b)	22,200	22,200
(Wilshire Court Proj.) Series M, 3.06%, LOC Fannie Mae, VRDN (a)(b)	32,500	32,495
California Statewide Communities Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 3%, LOC Bank of America NA, VRDN (a)(b)	3,000	3,000
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 2.86%, VRDN (a)	3,000	3,000
Series 2003 A, 2.86%, VRDN (a)	5,100	5,100
(Oakmont Stockton Proj.) Series 1997 C, 2.99%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
Chabot-Las Positas Cmnty. College District Participating VRDN:
Series MS 1967, 4.13% (Liquidity Facility Morgan Stanley) (a)(d)	40,200	40,200
Series MSTC 284, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	5,790	5,790
Chaffey Cmnty. College District Bonds Series MS 04 1132, 3.7%, tender 3/6/08 (Liquidity Facility Morgan Stanley) (a)(d)(e)	11,435	11,435
Clovis Unified School District Participating VRDN Series LB 08 F72W, 3.31% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	11,470	11,470
Coast Cmnty. College District:
Bonds GS 06 36TPZ, 3.2%, tender 3/19/08 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	16,340	16,340
Participating VRDN Series ROC II R 6088, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	12,085	12,085
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series F, 2.95%, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series MS 750, 3.18% (Liquidity Facility Morgan Stanley) (a)(d)	6,330	6,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Desert Cmnty. College District Participating VRDN Series MS 06 2233, 3.18% (Liquidity Facility Morgan Stanley) (a)(d)	$ 10,875	$ 10,875
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 2.99%, LOC KBC Bank NV, VRDN (a)(b)	14,900	14,900
Dublin Unified School District Participating VRDN Series Putters 809, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,660	5,660
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 12112, 3.2% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	10,000	10,000
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 3.33% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,640	3,640
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 3.48% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	7,125	7,125
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 3.01%, LOC Comerica Bank, Detroit, VRDN (a)(b)	9,100	9,100
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN:
Series BS 7045, 3.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	34,100	34,100
Series EGL 06 117, 3.21% (Liquidity Facility Citibank NA) (a)(d)	37,855	37,855
Series MS 2266, 3.24% (Liquidity Facility Morgan Stanley) (a)(d)	15,900	15,900
Series PA 1236, 3.18% (Liquidity Facility Bank of New York, New York) (a)(d)	3,535	3,535
Series PZ 86, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,050	5,050
Imperial Irrigation District Series 2007 A, 1% 6/5/08, LOC Citibank NA, CP	43,200	43,200
Irwindale Cmnty. Dev. Agcy. Tax Participating VRDN Series PT 3542, 3.18% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	7,080	7,080
Kings Canyon Joint Unified School District Participating VRDN Series DBE 537, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(d)	1,305	1,305
Lassen Muni. Util. District Rev. Series 1996 A, 3% (FSA Insured), VRDN (a)(b)	2,450	2,450
Long Beach Gen. Oblig. TRAN 4% 9/30/08	18,600	18,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.:
Bonds:
Series A:
4% 5/15/08 (FGIC Insured) (b)	$ 6,820	$ 6,828
5.5% 5/15/08 (FGIC Insured) (b)	5,000	5,025
Series MT 140, 3.75%, tender 3/13/08 (Liquidity Facility BNP Paribas SA) (a)(b)(d)(e)	4,995	4,995
Series PT 3876, 3.8%, tender 3/13/08 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)(e)	7,745	7,745
Participating VRDN:
Series MS 00 418, 4.18% (Liquidity Facility Morgan Stanley) (a)(b)(d)	18,190	18,190
Series MS 01 786X, 3.18% (Liquidity Facility Morgan Stanley) (a)(b)(d)	7,570	7,570
Series PT 2579, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	3,110	3,110
Series PT 2708, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	5,645	5,645
Series PT 2756, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	2,505	2,505
Series PT 2936, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,210	5,210
Series PT 3697, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	12,760	12,760
Series Putters 730, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	1,780	1,780
Series ROC II R 7538, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	12,095	12,095
Series SG 147, 3.21% (Liquidity Facility Societe Generale) (a)(b)(d)	9,890	9,890
Series A, 1.6% 7/3/08, CP (b)	28,750	28,750
Los Angeles Cmnty. College District:
Bonds Series MS 1129, 3.7%, tender 3/7/08 (Liquidity Facility Morgan Stanley) (a)(d)(e)	7,895	7,895
Participating VRDN:
Series ROC II R 12018, 3.25% (Liquidity Facility Citibank NA) (a)(d)	14,550	14,550
Series ROC II R 8072, 4.36% (Liquidity Facility Citigroup, Inc.) (a)(d)	54,775	54,775
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	55,600	55,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.: - continued
(Promenade Towers Proj.) Series 2000, 2.85%, LOC Freddie Mac, VRDN (a)	$ 1,220	$ 1,220
Los Angeles County Gen. Oblig. TRAN 4.5% 6/30/08	6,870	6,931
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R 12139, 3.24% (Liquidity Facility Bank of New York, New York) (a)(d)	4,000	4,000
Los Angeles Dept. Arpt. Rev.:
Series 2003 A, 3.72%, LOC BNP Paribas SA, VRDN (a)(b)	1,100	1,100
Series A:
0.96% 6/5/08, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, CP (b)	7,000	7,000
1.45% 3/13/08, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, CP (b)	6,700	6,700
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 06 10 Class A, 3.21% (Liquidity Facility Citibank NA) (a)(d)	13,000	13,000
Series Putters 2292, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,535	10,535
Series Putters 2304, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,305	10,305
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 3.21% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(d)	27,365	27,365
Series MS 06 1927, 4.13% (Liquidity Facility Morgan Stanley) (a)(d)	11,510	11,510
Series Putters 2434, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,225	10,225
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	13,280	13,280
TRAN 4.5% 6/30/08	150,165	150,582
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series LB 06 K51, 7.06% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	10,690	10,690
Series LB 06 K56, 9.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	16,120	16,120
Series MS 06 1473, 3.43% (Liquidity Facility Morgan Stanley) (a)(b)(d)	12,665	12,665
Series PT 3896, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,360	6,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN: - continued
Series ROC II R 559, 5.27% (Liquidity Facility Citibank NA) (a)(b)(d)	$ 27,055	$ 27,055
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series D, 2.49%, LOC Citibank NA, VRDN (a)(b)	2,055	2,055
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN:
Series PT 1405, 4.4% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	11,955	11,955
Series PZ 158, 3.26% (Liquidity Facility Wells Fargo & Co.) (a)(d)	11,320	11,320
Series 2004 A2, 0.8% 5/1/08, LOC Bank of America NA, CP	2,500	2,500
Los Angeles Unified School District:
Participating VRDN:
Series Clipper 07 11, 3.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,290	7,290
Series EC 1106, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	34,280	34,280
Series EGL 06 88 Class A, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	7,800	7,800
Series MS 06 2006, 3.5% (Liquidity Facility Morgan Stanley) (a)(d)	33,051	33,051
Series MS 06 2032, 3.18% (Liquidity Facility Morgan Stanley) (a)(d)	8,595	8,595
Series PA 1115, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,995	4,995
Series PA 792R, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,945	8,945
Series PT 4500, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,570	10,570
Series ROC II R 10177, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,510	4,510
Series ROC II R 10187, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,510	4,510
Series ROC II R 7033, 4.43% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,140	2,140
Series ROC II R 9121, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	15,050	15,047
Series ROC II R 9122, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	18,290	18,290
TRAN 4% 12/29/08	25,600	25,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7053003 Class A, 3.48% (Liquidity Facility Citibank NA) (a)(d)	$ 52,500	$ 52,500
Series LB 08 F79W, 3.43% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	52,375	52,375
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 3.33% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,500	9,500
Series PT 3601, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,480	10,480
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	25,000	25,000
Monterey Peninsula Cmnty. College District Participating VRDN:
Series PT 4498, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,590	10,590
Series Putters 2484, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Mount San Antonio Cmnty. College District Participating VRDN Series ROC II R 7042, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,850	7,850
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN:
Series GS 07 98, 3.21% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	21,275	21,275
Series MS 06 1817, 3.17% (Liquidity Facility Morgan Stanley) (a)(d)	12,000	12,000
Series MS 06 1982, 3.23% (Liquidity Facility Morgan Stanley) (a)(d)	9,100	9,100
Norwalk-Mirada Unified School District Participating VRDN Series Merlots 07 D67, 3.43% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,640	5,640
Orange County Apt. Dev. Rev.:
(Aliso Creek Proj.) Series 1992 B, 2.8%, LOC Freddie Mac, VRDN (a)	10,800	10,800
(Ladera Apts. Proj.) Series 2001 II B, 3.06%, LOC Fannie Mae, VRDN (a)(b)	23,500	23,500
Orange County Local Trans. Auth. Sales Tax Rev. Series A, 1% 8/5/08, LOC Bank of America NA, LOC BNP Paribas SA, CP	3,825	3,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series BA 07 1039, 3.16% (Liquidity Facility Bank of America NA) (a)(d)	$ 8,665	$ 8,665
Series LB 08 K11W, 3.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	9,850	9,850
Series MS 06 2222, 3.18% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,809	7,809
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,290	4,290
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 2.99%, LOC Fannie Mae, VRDN (a)(b)	21,000	21,000
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series ROC II R 9200, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	1,500	1,500
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 3.16%, LOC Fannie Mae, VRDN (a)(b)	6,455	6,455
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	10,850	10,850
Port of Oakland Rev. Participating VRDN Series MS 08 2478, 3.31% (Liquidity Facility Morgan Stanley) (a)(b)(d)	22,875	22,875
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 3.26% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	7,015	7,015
Riverside County Trans. Commission Sales Tax Rev. Series B, 3.3% 3/4/08, LOC Bank of America NA, CP	15,001	15,001
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,655	3,655
Rowland Unified School District Participating VRDN Series ROC II R 9201, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,975	2,975
Sacramento City Unified School District Participating VRDN Series DB 448, 3.19% (Liquidity Facility Deutsche Bank AG) (a)(d)	8,080	8,080
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 3.01%, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
(Deer Park Apts. Proj.) Issue A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series LB 08 F53W, 3.46% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	$ 7,500	$ 7,500
Series SCG 11, 3.19% (Liquidity Facility Societe Generale) (a)(d)	24,570	24,570
Series SGC 07 18, 3.19% (Liquidity Facility Societe Generale) (a)(d)	10,000	10,000
Series SGC 10, 3.19% (Liquidity Facility Societe Generale) (a)(d)	37,000	37,000
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 3.18% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	15,880	15,880
Series PT 2327, 3.18% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	8,845	8,845
Series PT 2331, 3.26% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	6,600	6,600
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 3.06%, LOC Fannie Mae, VRDN (a)(b)	8,225	8,225
(Phoenix Park II Apts. Proj.) 3.06%, LOC Citibank NA, VRDN (a)(b)	9,895	9,895
(Valencia Point Apts. Proj.) 3.06%, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series ROC II R 12145, 3.31% (Liquidity Facility Bank of New York, New York) (a)(d)	2,000	2,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 3.06%, LOC Fannie Mae, VRDN (a)(b)	21,075	21,075
San Diego Cmnty. College District Participating VRDN Series ROC II R 7016, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	9,470	9,466
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.7% 3/19/08 (Liquidity Facility Dexia Cr. Local de France), CP	1,726	1,726
San Diego County Wtr. Auth. Series 3, 0.7% 5/6/08 (Liquidity Facility Dexia Cr. Local de France), CP	5,000	5,000
San Diego Hsg. Auth. Multi-family Hsg.:
(Bay Vista Apts. Proj.) Series A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	4,800	4,800
(Delta Village Apts. Proj.) Series A, 3.05%, LOC Citibank NA, VRDN (a)(b)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Hsg. Auth. Multi-family Hsg.: - continued
(Stratton Apts. Proj.) Series 2000 A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	$ 5,000	$ 5,000
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN Series ROC II R 10004 CE, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	20,000	20,000
San Diego Unified School District Participating VRDN:
Series PT 2176, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,065	3,065
Series PT 3727, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,705	7,705
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN:
Series MS 06 1318X, 3.38% (Liquidity Facility Morgan Stanley) (a)(d)	7,965	7,965
Series PT 4290, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,755	10,755
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Bonds:
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (b)	2,945	2,953
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (b)	2,755	2,763
Participating VRDN:
Series PA 661R, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,905	6,905
Series PT 3898, 3.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	17,305	17,305
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN:
Series MS 06 2190, 3.17% (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,155	8,155
Series ROC II R 6085, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,060	6,060
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Mission Creek Cmnty. Proj.) Series B, 3.06%, LOC Citibank NA, VRDN (a)(b)	7,790	7,790
(Ocean Beach Apts. Proj.) Series B, 2.99%, LOC Citibank NA, VRDN (a)(b)	7,934	7,934
San Francisco City & County Unified School District Participating VRDN:
Series Merlots 08 D224, 3.33% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Unified School District Participating VRDN: - continued
Series Putters 549, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 1,800	$ 1,800
San Francisco Cmnty. College District Gen. Oblig. Participating VRDN Series MS 06 2229, 3.18% (Liquidity Facility Morgan Stanley) (a)(d)	11,415	11,415
San Jose Evergreen Cmnty. College District Participating VRDN Series MS 06 1328, 3.38% (Liquidity Facility Morgan Stanley) (a)(d)	12,428	12,428
San Jose Fin. Auth. Rev. 0.9% 4/8/08, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., CP	7,554	7,554
San Jose Int'l. Arpt. Rev.:
Participating VRDN:
Series DB 479, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(b)(d)	17,610	17,610
Series Putters 2509, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	9,000	9,000
Series ROC II R 10277, 3.28% (Liquidity Facility Citigroup, Inc.) (a)(d)	89,100	89,100
Series 2003 B, 1.15% 4/7/08, LOC JPMorgan Chase Bank, LOC Bank of America NA, CP (b)	5,179	5,179
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 3.06%, LOC Fannie Mae, VRDN (a)(b)	20,915	20,915
(Betty Ann Garens Apts. Proj.) Series A, 3.05%, LOC Citibank NA, VRDN (a)(b)	7,310	7,310
(El Paseo Apts. Proj.) 3.05%, LOC Citibank NA, VRDN (a)(b)	4,945	4,945
(Kennedy Apt. Homes Proj.) Series K, 3.06%, LOC Fannie Mae, VRDN (a)(b)	9,575	9,575
San Jose-Santa Clara Clean Wtr. Fing. Auth. Swr. Rev. Series 2005 B, 2.78% (FSA Insured), VRDN (a)	1,100	1,100
San Mateo County Cmnty. College District Participating VRDN Series ROC II R 647 WFZ, 3.47% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	2,900	2,900
Santa Ana Hsg. Auth. 3.08%, LOC Fannie Mae, VRDN (a)(b)	8,140	8,140
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 2.95%, LOC Union Bank of California, VRDN (a)(b)	12,445	12,445
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN:
Series Merlots 00 MM, 3.33% (Liquidity Facility Wachovia Bank NA) (a)(d)	14,530	14,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN: - continued
Series ROC II R 8064, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 19,755	$ 19,755
Santa Clara Valley Wtr. District Wtr. Util. Rev. Participating VRDN Series ROC II R 7532, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,595	2,595
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.06%, LOC Fannie Mae, VRDN (a)(b)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 3.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,750	1,750
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 3.06%, LOC Fannie Mae, VRDN (a)(b)	17,500	17,500
Southern California Home Fing. Auth. Single Family Rev.:
Participating VRDN Series MS 02 144, 3.3% (Liquidity Facility Morgan Stanley) (a)(b)(d)	52,800	52,800
Series A, 2.77% (Liquidity Facility Fannie Mae), VRDN (a)(b)	32,670	32,670
State Ctr. Cmnty. College District Participating VRDN Series MS 06 1929, 3.18% (Liquidity Facility Morgan Stanley) (a)(d)	22,250	22,250
Stockton Unified School District Gen. Oblig. Participating VRDN Series Merlots 08 D68, 3.4% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,020	9,020
Sunnyvale School District Participating VRDN Series PT 2710, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,080	2,080
Tustin Unified School District Spl. Tax Participating VRDN Series Putters 2558Z, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,305	4,305
Univ. of California Revs. Participating VRDN:
Series EGL 7050006 Class A, 3.21% (Liquidity Facility Citibank NA) (a)(d)	4,890	4,890
Series LB 05 K11, 3.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	6,480	6,480
Series Putters 2496, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
Series Putters 2497, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	825	825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series ROC II R 12000, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 20,695	$ 20,687
Series ROC II R 12068, 3.21% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	16,500	16,500
		5,360,188
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S1, 0.8% tender 5/1/08, CP mode	6,000	6,000
Puerto Rico - 5.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(d)	66,800	66,800
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series LB 08 P12W, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	12,375	12,375
Series LB 08 P8W, 3.4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	10,825	10,825
Series MS 934, 3.31% (Liquidity Facility Morgan Stanley) (a)(d)	16,435	16,435
TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	79,400	79,673
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series Merlots 07 C63, 3.43% (Liquidity Facility Bank of New York, New York) (a)(d)	6,815	6,815
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MS 08 2394, 3.25% (a)(d)	7,775	7,775
Series MS 08 2481, 3.25% (Liquidity Facility Morgan Stanley) (a)(d)	21,000	21,000
Series ROC II R 10247 CE, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(d)	25,000	25,000
Series ROC II R 10315, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(d)	30,670	30,670
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series SGB 69, 3%, tender 4/1/08 (Liquidity Facility Societe Generale) (a)(d)(e)	14,000	14,000
Participating VRDN Series ROC II R 11042 CE, 3.19% (Liquidity Facility Citibank NA) (a)(d)	12,320	12,320
		303,688
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 0.1%
San Antonio Wtr. Sys. Rev. Series 2001 A, 1.3% 3/13/08 (Liquidity Facility Bank of America NA), CP	$ 5,000	$ 5,000
Virginia - 0.0%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 1.25% tender 3/10/08, CP mode	3,700	3,700
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $5,678,576)		5,678,576
NET OTHER ASSETS - 6.2%		372,127
NET ASSETS - 100%		$ 6,050,703
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $138,218,000 or 2.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Rev. Bonds Series GS 07 106G, 3.5%, tender 3/27/08 (Liquidity Facility Goldman Sachs Group, Inc.)	9/27/07	$ 64,500
California Health Facilities Fing. Auth. Rev. Bonds Series MS 06 1858, 3.4%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.)	12/6/07	$ 3,358
Security	Acquisition Date	Cost (000s)
Chaffey Cmnty. College District Bonds Series MS 04 1132, 3.7%, tender 3/6/08 (Liquidity Facility Morgan Stanley)	7/13/07	$ 11,435
Coast Cmnty. College District Bonds GS 06 36TPZ, 3.2%, tender 3/19/08 (Liquidity Facility Wells Fargo & Co.)	7/19/06 - 1/31/08	$ 16,340
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series PZ 86, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.)	10/24/05 - 12/2/05	$ 5,050
Long Beach Hbr. Rev. Bonds: Series MT 140, 3.75%, tender 3/13/08 (Liquidity Facility BNP Paribas SA)	6/16/05 - 5/5/06	$ 4,995
Series PT 3876, 3.8%, tender 3/13/08 (Liquidity Facility Dexia Cr. Local de France)	2/8/07	$ 7,745
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series MS 1129, 3.7%, tender 3/7/08 (Liquidity Facility Morgan Stanley)	7/9/07 - 9/4/07	$ 7,895
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series SGB 69, 3%, tender 4/1/08 (Liquidity Facility Societe Generale)	5/2/07	$ 14,000
San Mateo County Cmnty. College District Participating VRDN Series ROC II R 647 WFZ, 3.47% (Liquidity Facility Wells Fargo & Co.)	9/6/07	$ 2,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,678,576)		$ 5,678,576
Cash		291,493
Receivable for investments sold Regular delivery		20,003
Delayed delivery		8,335
Receivable for fund shares sold		144,005
Interest receivable		29,633
Prepaid expenses		13
Other receivables		1,297
Total assets		6,173,355

Liabilities
Payable for investments purchased	$ 25,991
Payable for fund shares redeemed	92,575
Distributions payable	151
Accrued management fee	1,863
Other affiliated payables	1,974
Other payables and accrued expenses	98
Total liabilities		122,652

Net Assets		$ 6,050,703
Net Assets consist of:
Paid in capital		$ 6,049,622
Accumulated undistributed net realized gain (loss) on investments		1,081
Net Assets, for 6,048,071 shares outstanding		$ 6,050,703
Net Asset Value, offering price and redemption price per share ($6,050,703 ÷ 6,048,071 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2008

Investment Income
Interest		$ 178,108
Income from Fidelity Central Funds		59
Total income		178,167

Expenses
Management fee	$ 19,208
Transfer agent fees	6,794
Accounting fees and expenses	449
Custodian fees and expenses	76
Independent trustees' compensation	19
Registration fees	98
Audit	54
Legal	30
Miscellaneous	28
Total expenses before reductions	26,756
Expense reductions	(5,107)	21,649
Net investment income		156,518
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,139
Net increase in net assets resulting from operations		$ 157,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 156,518	$ 132,315
Net realized gain (loss)	1,139	1,018
Net increase in net assets resulting from operations	157,657	133,333
Distributions to shareholders from net investment income	(156,571)	(132,257)
Distributions to shareholders from net realized gain	(378)	-
Total distributions	(156,949)	(132,257)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	25,473,527	19,929,849
Reinvestment of distributions	154,500	130,416
Cost of shares redeemed	(24,340,003)	(19,395,177)
Net increase (decrease) in net assets and shares resulting from share transactions	1,288,024	665,088
Total increase (decrease) in net assets	1,288,732	666,164

Net Assets
Beginning of period	4,761,971	4,095,807
End of period (including undistributed net investment income of $0 and $142, respectively)	$ 6,050,703	$ 4,761,971

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2008 D	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.030	.030	.022	.009	.006
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	.030	.030	.022	.009	.006
Distributions from net investment income	(.030)	(.030)	(.022)	(.009)	(.006)
Distributions from net realized gain	- E	-	-	-	-
Total distributions	(.030)	(.030)	(.022)	(.009)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.06%	3.09%	2.19%	.87%	.57%
Ratios to Average Net AssetsB, C
Expenses before reductions	.51%	.52%	.52%	.53%	.52%
Expenses net of fee waivers, if any	.51%	.52%	.52%	.53%	.52%
Expenses net of all reductions	.41%	.38%	.41%	.50%	.50%
Net investment income	2.98%	3.05%	2.18%	.88%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 6,051	$ 4,762	$ 4,096	$ 3,474	$ 2,899

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Undistributed ordinary income	518
Undistributed long-term capital gain	565

Cost for federal income tax purposes	$ 5,678,576

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Tax-exempt Income	$ 156,571	$ 132,257
Long-term Capital Gains	378	-
Total	$ 156,949	$ 132,257

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for the Fund. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $76, $5,025 and $6, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Money Market Fund (a fund of Fidelity California Municipal Trust II) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust II. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust II. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust II. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust II. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of California Municipal Money Market. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of California Municipal Money Market. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-
present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of California Municipal Money Market. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-
present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of California Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of California Municipal Money Market. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of California Municipal Money Market. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of California Municipal Money Market. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of California Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/
Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Money Market. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Money Market. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of California Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of California Municipal Money Market. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of California Municipal Money Market. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity California Municipal Money Market Fund voted to pay on April 14, 2008, to shareholders of record at the opening of business on April 11, 2008, a distribution of $.0002 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $713,384, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 44.06% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CFS-UANN-0408
1.855630.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
California AMT Tax-Free
Money Market Fund -

California AMT Tax-Free
Money Market

Institutional Class
Service Class

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
California AMT Tax-Free Money Market
Actual	$ 1,000.00	$ 1,015.10	$ 1.50
HypotheticalA	$ 1,000.00	$ 1,023.37	$ 1.51
Institutional Class
Actual	$ 1,000.00	$ 1,015.60	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.87	$ 1.01
Service Class
Actual	$ 1,000.00	$ 1,014.30	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
California AMT Tax-Free Money Market	.30%
Institutional Class	.20%
Service Class	.45%

Annual Report

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 2/29/08	% of fund's investments 8/31/07	% of fund's investments 2/28/07
0 - 30	78.7	93.0	88.8
31 - 90	3.4	0.3	4.7
91 - 180	15.5	0.8	5.4
181 - 397	2.4	5.9	1.1
Weighted Average Maturity
	2/29/08	8/31/07	2/28/07
Fidelity California AMT Tax-Free Money Market Fund	32 Days	25 Days	18 Days
California Tax-Free Money Market Funds Average *	25 Days	28 Days	19 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
Variable Rate Demand Notes (VRDNs) 72.6%	Variable Rate Demand Notes (VRDNs) 87.0%
Commercial Paper (including CP Mode) 6.2%	Commercial Paper (including CP Mode) 4.0%
Tender Bonds 2.3%	Tender Bonds 1.0%
Municipal Notes 12.1%	Municipal Notes 4.6%
Other Investments 3.4%	Other Investments 0.4%
Net Other Assets 3.4%	Net Other Assets 3.0%

*Source: iMoneyNet, Inc.

Annual Report

Current and Historical Seven-Day Yields

	3/3/08	12/3/07	9/3/07	5/28/07	2/26/07

Fidelity California AMT Tax-Free Money Market	2.68%	3.30%	3.66%	3.53%	3.29%

If Fidelity had not reimbursed certain class expenses	-	-	-	-	3.17%

Fidelity California AMT Tax-Free Money Market - Institutional Class	2.79%	3.40%	3.76%	3.62%	-

If Fidelity had not reimbursed certain class expenses	2.73%	3.34%	3.71%	3.58%	-

Fidelity California AMT Tax-Free Money Market - Service Class	2.54%	3.15%	3.51%	3.37%	-

If Fidelity had not reimbursed certain class expenses	2.47%	3.09%	3.46%	3.32%	-

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Municipal Securities - 96.6%
	Principal Amount (000s)	Value (000s)
Arizona - 0.2%
Pima County Gen. Oblig. Bonds 2.5% 7/1/08 (FSA Insured)	$ 10,000	$ 10,050
California - 88.5%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Casa De Las Campanas, Inc. Proj.) Series 2007 A, 3.2%, LOC JPMorgan Chase Bank, VRDN (a)	6,700	6,700
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 3.47% (Liquidity Facility Citibank NA) (a)(c)	8,400	8,400
Anaheim Redev. Agcy. Participating VRDN Series DB 490, 3.17% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,300	5,300
Bakersfield Wastewtr. Rev. Participating VRDN Series 06 2176, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	5,240	5,240
Bay Area Govt. Assoc. Bonds Series 2000, 7.45% 9/2/30 (Pre-Refunded to 9/2/08 @ 102) (b)	16,525	17,214
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 3.17% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	55,000	55,000
Series EGL 07 0053, 3.16% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	3,465	3,465
Series MT 238, 3.6% (Liquidity Facility DEPFA BANK PLC) (a)(c)	56,030	56,030
Series Putters 1962, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,810	15,810
Series Putters 2135, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
Berkeley Gen. Oblig. TRAN 4% 10/29/08	12,000	12,051
California Children's Hosp. Participating VRDN Series GS 07 31G, 3.18% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	35,400	35,400
California Communities Note Prog. TRAN Series A3, 4.5% 6/30/08	40,000	40,108
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series A, 5.5% 5/1/08	8,035	8,060
Participating VRDN Series PA 1201R, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,900	10,900
Series 2002 C1, 3.16%, LOC Dexia Cr. Local de France, VRDN (a)	51,160	51,160
Series 2002 C10, 2.9%, LOC Landesbank Hessen-Thuringen, VRDN (a)	19,455	19,455
Series 2002 C15, 2.7%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	7,935	7,935
Series 2002 C4, 3.19%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	30,900	30,900
Series 2002 C7, 2.8% (FSA Insured), VRDN (a)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2005 G11, 2.85% (FSA Insured), VRDN (a)	$ 14,235	$ 14,235
Series 2005 G4, 3.19% (FSA Insured), VRDN (a)	4,825	4,825
Series 2005 G5, 2.85% (FSA Insured), VRDN (a)	42,010	42,010
Series 2005 G6, 3.17% (FSA Insured), VRDN (a)	18,400	18,400
Series 2005 G7, 2.85% (FSA Insured), VRDN (a)	23,300	23,300
Series B5, 2.89%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	15,200	15,200
Series C11, 2.8%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	21,435	21,435
Series C12, 2.8%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,050	6,050
Series C13, 2.88% (FSA Insured), VRDN (a)	16,630	16,630
Series C14, 2.85%, LOC WestLB AG, VRDN (a)	5,550	5,550
Series C5, 3.16%, LOC Dexia Cr. Local de France, VRDN (a)	6,025	6,025
Series C9, 2.95%, LOC Citibank NA, VRDN (a)	17,650	17,650
Subseries 2005 F5, 3.65%, LOC Citibank NA, VRDN (a)	3,800	3,800
California Dept. of Wtr. Resources Rev.:
Bonds:
Series GS 07 106G, 3.5%, tender 3/27/08 (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)(d)	25,000	25,000
Series PT 1745, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	9,490	9,490
Participating VRDN:
Series PT 607, 3.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	4,990	4,990
Series ROC II R 1024, 4.46% (Liquidity Facility Citigroup, Inc.) (a)(c)	13,255	13,255
California Econ. Recovery:
Bonds:
Series A:
3% 7/1/08	98,800	99,514
5% 7/1/08	4,575	4,637
Series B, 5%, tender 7/1/08 (a)	15,600	15,708
Participating VRDN:
Series MS 06 1538, 3.13% (Liquidity Facility Morgan Stanley) (a)(c)	13,345	13,345
Series PA 1262, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,650	7,650
Series PT 2216, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,150	5,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Participating VRDN:
Series ROC II R 2114, 4.28% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 5,085	$ 5,085
Series 2004 C11, 2.6%, LOC BNP Paribas SA, VRDN (a)	6,415	6,415
Series 2004 C15, 2.67% (FSA Insured), VRDN (a)	36,160	36,160
Series 2004 C16, 2.8% (FSA Insured), VRDN (a)	29,765	29,765
Series 2004 C4, 3.17% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	19,500	19,500
Series C-5, 3.68% (Liquidity Facility Bank of America NA), VRDN (a)	18,770	18,770
California Edl. Facilities Auth. Rev.:
Bonds Series ROC II R 11064, 3%, tender 3/18/08 (Liquidity Facility Citibank NA) (a)(c)(d)	7,735	7,735
Participating VRDN:
Series DB 373, 3.21% (Liquidity Facility Deutsche Bank AG) (a)(c)	4,542	4,542
Series Putters 2495, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,125	2,125
Series SGB 45, 3.16% (Liquidity Facility Societe Generale) (a)(c)	5,000	5,000
California Gen. Oblig.:
Bonds:
4.5% 2/1/09	5,520	5,695
5% 2/1/09	2,285	2,366
5.25% 12/1/08	2,000	2,034
6.4% 9/1/08	3,075	3,117
6.6% 2/1/09	1,325	1,381
Participating VRDN:
Series BS 97, 5.23% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	11,500	11,500
Series DCL 08 009, 3.41% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	23,900	23,900
Series DCL 08 010, 3.41% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	25,490	25,490
Series DCL 08 011, 3.41% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	25,490	25,490
Series GS 08 5G, 3.19% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	1,940	1,940
Series LB 07 K17, 3.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,000	2,000
Series Merlots 07 C15, 3.43% (Liquidity Facility Bank of New York, New York) (a)(c)	385	385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series Merlots B45, 3.33% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 44,235	$ 44,235
Series MS 06 2178, 3.18% (Liquidity Facility Wells Fargo & Co.) (a)(c)	8,590	8,590
Series PT 2272, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,330	5,330
Series PT 4211, 3.18% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	6,980	6,980
Series PT 4369, 3.18% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	10,680	10,680
Series Putters 1723, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,180	4,180
Series Putters 1724, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,185	4,185
Series Putters 245, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,660	6,660
Series Putters 2571, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,955	3,955
Series ROC II R 10179, 4.25% (Liquidity Facility Citibank NA) (a)(c)	4,665	4,665
Series ROC II R 3052, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,210	4,210
Series ROC II R 7533, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,345	6,345
Series ROC II R 9125, 3.25% (Liquidity Facility Citigroup, Inc.) (a)(c)	7,000	7,000
Series SG 84, 3.21% (Liquidity Facility Societe Generale) (a)(c)	1,660	1,660
Series Solar 05 4, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)(d)	14,900	14,900
Series Solar 06 11, 3.6% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)(d)	22,985	22,985
Series Stars 08 001, 3.41% (Liquidity Facility BNP Paribas SA) (a)(c)	4,000	4,000
RAN 4% 6/30/08	283,280	283,946
Series 2003 A2, 3.85%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Series 2003 B1, 3.07%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	1,200	1,200
Series 2003 B3, 3.16%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	10,000	10,000
Series 2003 B4, 3%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	46,400	46,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2003 C1, 2.85%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	$ 5,535	$ 5,535
Series 2003 C2, 2.8%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	3,505	3,505
Series 2004 A10, 3%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	6,000	6,000
Series 2004 A4, 3.68%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	14,125	14,125
Series 2004 A6, 2.7%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	8,829	8,829
Series 2004 B04, 2.7%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	22,240	22,240
Series 2005 A1, 2.75%, LOC Fortis Banque SA, VRDN (a)	9,650	9,650
Series 2005 A2, 2.75%, LOC Calyon, VRDN (a)	17,650	17,650
Series 2005 B1, 2.82%, LOC Bank of America NA, VRDN (a)	33,385	33,385
Series 2005 B4, 3%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Series 2005 B6, 3%, LOC KBC Bank NV, VRDN (a)	1,900	1,900
0.75% 5/2/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	8,600	8,600
0.8% 4/4/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	46,600	46,600
0.8% 5/1/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	4,000	4,000
1% 4/7/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	24,200	24,200
1.01% 3/13/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	13,900	13,900
1.15% 4/8/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	24,200	24,200
1.75% 4/7/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	23,900	23,900
California Health Facilities Fing. Participating VRDN Series BS 325, 3.16% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,985	6,985
California Health Facilities Fing. Auth. Rev.:
Bonds Series MS 06 1858, 3.4%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	3,349	3,349
Participating VRDN:
Series EGL 07 147, 6.22% (Liquidity Facility Citibank NA) (a)(c)	12,165	12,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series MS 06 1756, 3.13% (Liquidity Facility Morgan Stanley) (a)(c)	$ 5,253	$ 5,253
Series MS 06 1757, 3.13% (Liquidity Facility Morgan Stanley) (a)(c)	3,665	3,665
Series MS 06 1879, 3.13% (Liquidity Facility Morgan Stanley) (a)(c)	6,510	6,510
Series MS 06 1880, 3.13% (Liquidity Facility Morgan Stanley) (a)(c)	7,620	7,620
Series MS 06 2061, 3.13% (Liquidity Facility Morgan Stanley) (a)(c)	20,900	20,900
(Kaiser Permanente Health Sys. Proj.) Series 2006 C, 2.86%, VRDN (a)	9,715	9,715
(Northern California Presbyterian Homes Proj.) 2.8%, LOC Allied Irish Banks PLC, VRDN (a)	3,000	3,000
California Hsg. Fin. Agcy. Rev. Series 2002 B, 3.16% (Liquidity Facility Fannie Mae), VRDN (a)	2,450	2,450
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds Series PT 3701, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	9,290	9,290
Participating VRDN:
Series MS 06 1362, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	17,000	17,000
Series PA 1193, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,285	6,285
Series ROC II R 10185, 3.72% (Liquidity Facility Citibank NA) (a)(c)	9,640	9,640
(India Cmnty. Ctr., Inc. Proj.) 3.5%, LOC Bank of America NA, VRDN (a)	1,650	1,650
California Pub. Works Board Lease Rev.:
Bonds (Coalinga State Hosp. Proj.) Series 2004 A, 5% 6/1/08	6,000	6,020
Participating VRDN Series Putters 610, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,905	5,905
California School Cash Reserve Prog. Ctfs. of Prtn. TRAN 4.25% 7/1/08	38,000	38,077
California State Univ. Rev. Participating VRDN:
Series BS 314, 3.16% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,985	3,985
Series Floaters 2337, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	5,650	5,650
Series LB 07 K24W, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. Participating VRDN: - continued
Series LB 08 F29W, 3.43% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 2,000	$ 2,000
Series PT 4350, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,700	6,700
California Statewide Communities Dev. Auth. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K, 0.9% tender 3/5/08, CP mode	4,000	4,000
California Statewide Communities Dev. Auth. Rev.:
Participating VRDN Series Puttes 2520, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,625	1,625
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 2.86%, VRDN (a)	1,000	1,000
Series 2003 A, 2.86%, VRDN (a)	3,200	3,200
(Motion Picture & Television Fund Proj.) Series 2001 A, 2.85%, LOC BNP Paribas SA, VRDN (a)	6,200	6,200
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 3.43% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000	5,000
Chabot-Las Positas Cmnty. College District Participating VRDN:
Series MS 1967, 4.13% (Liquidity Facility Morgan Stanley) (a)(c)	2,700	2,700
Series MSTC 284, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,000	4,000
Chino Basin Reg'l. Fing. Auth. Rev. Participating VRDN Series DBE 500, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(c)	2,725	2,725
Contra Costa Wtr. District Wtr. Rev. Participating VRDN:
Series MS 06 2181, 4.13% (Liquidity Facility Morgan Stanley) (a)(c)	10,495	10,495
Series PT 1666, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,610	5,610
Culver City School Facilities Fing. Auth. Participating VRDN Series Merlots 05 A24, 3.43% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,955	11,955
Desert Cmnty. College District Participating VRDN Series MS 06 2239, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	7,795	7,795
Dublin Unified School District Participating VRDN Series PT 2633, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,950	5,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EBL 07 0072, 3.19% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	$ 6,600	$ 6,600
Series MS 06 2141, 4.63% (Liquidity Facility Morgan Stanley) (a)(c)	10,865	10,865
Series Putters 2149, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,360	16,360
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 720050045 Class A, 3.19% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	19,800	19,800
Series ROC II R 11288, 4.5% (Liquidity Facility Citibank NA) (a)(c)	11,615	11,615
Series ROC II R 12112, 3.2% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	21,430	21,430
Series 1988:
3.25% 3/12/08, CP	11,400	11,400
3.35% 3/6/08, CP	31,000	31,000
Series 2002 A, 2.8% (FSA Insured), VRDN (a)	15,940	15,940
Series 2002 B, 2.7% (FSA Insured), VRDN (a)	36,355	36,355
El Camino Hosp. District Participating VRDN Series ROC II R 4086, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,725	6,725
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 3.33% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,690	11,690
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series PZ 41, 3.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,060	8,060
Series PZ 96, 3.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,275	7,275
Franklin-Mckinley School District Participating VRDN Series MS 08 2376, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	2,750	2,750
Gavilan Joint Cmnty. College District Participating VRDN Series ROC II R 2123, 3.72% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,760	6,760
Glendale Wtr. Rev. Participating VRDN Series DB 600, 3.19% (Liquidity Facility Deutsche Bank AG) (a)(c)	2,955	2,955
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Bonds Series 2003 B, 5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (b)	6,950	6,991
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Participating VRDN:
Series BS 7045, 3.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 32,900	$ 32,900
Series EGL 06 117, 3.21% (Liquidity Facility Citibank NA) (a)(c)	58,000	58,000
Series MS 2266, 3.24% (Liquidity Facility Morgan Stanley) (a)(c)	14,500	14,500
Series Putters 2091, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	25,865	25,865
Series PZ 86, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	5,105	5,105
Series ROC II R 287X, 5.22% (Liquidity Facility Citibank NA) (a)(c)	3,535	3,535
Series ROC II R 448CE, 3.2% (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Series ROC II R 843 CE, 3.2% (Liquidity Facility Citibank NA) (a)(c)	21,085	21,085
Series ROC II R 857 CE, 3.2% (Liquidity Facility Citibank NA) (a)(c)	565	565
Hollister Joint Powers Fing. Auth. Wastewtr. Rev. Participating VRDN Series LB 06 K90, 3.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	1,130	1,130
Imperial Irrigation District Series 2007 A, 1% 6/5/08, LOC Citibank NA, CP	37,800	37,800
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 2.91%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)	3,570	3,570
Long Beach Gen. Oblig. TRAN 4% 9/30/08	16,600	16,658
Los Angeles Cmnty. College District Participating VRDN:
Series PT 2585, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,220	5,220
Series Putters 2266, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,985	11,985
Series ROC II R 12014, 4.57% (Liquidity Facility Citibank NA) (a)(c)	59,400	59,400
Series ROC II R 12018, 3.25% (Liquidity Facility Citibank NA) (a)(c)	30,000	30,000
Series ROC II R 8072, 4.36% (Liquidity Facility Citigroup, Inc.) (a)(c)	34,730	34,730
Series ROC II R 8509, 4.39% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,380	10,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 2.85%, LOC Freddie Mac, VRDN (a)	$ 1,695	$ 1,695
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev.:
(Malibu Canyon Apts. Proj.) Series B, 2.6%, LOC Freddie Mac, VRDN (a)	2,000	2,000
(Malibu Meadows Proj.) Series 1998 B, 2.91%, LOC Fannie Mae, VRDN (a)	600	600
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series ROC II R 12037, 3.53% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,670	9,670
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R 12139, 3.24% (Liquidity Facility Bank of New York, New York) (a)(c)	4,670	4,670
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series EGL 7053026 Class A, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	70,800	70,800
Series PA 1192, 4.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,980	7,980
Series PT 2286, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,480	5,480
Series Putters 1272, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,050	5,050
Series Putters 1302Z, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Series Putters 2289, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series ROC II R 12013, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	12,000	12,000
Series ROC II R 3010, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,075	5,075
Series ROC II R 4033, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	10,265	10,265
Series ROC II R 4510, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,745	6,745
Series 2001 B2, 2.7% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (a)	13,050	13,050
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0067, 3.21% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	24,000	24,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN: - continued
Series EGL 06 34 Class A, 3.19% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(c)	$ 17,555	$ 17,555
Series MS 06 1927, 4.13% (Liquidity Facility Morgan Stanley) (a)(c)	11,000	11,000
Series ROC II R 12098, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(c)	29,700	29,700
Series Solar 06 48, 3.18% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	15,595	15,595
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1476, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,215	10,215
TRAN 4.5% 6/30/08	117,650	118,026
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN:
Series PT 1405, 4.4% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,400	8,400
Series PZ 158, 3.26% (Liquidity Facility Wells Fargo & Co.) (a)(c)	7,800	7,800
Series 2004 A2, 0.75% 5/5/08, LOC Bank of America NA, CP	2,000	2,000
Los Angeles Unified School District:
Bonds:
Series 1997 A, 5% 7/1/21 (Pre-Refunded to 7/1/08 @ 102) (b)	1,080	1,115
Series C, 5% 7/1/08	3,115	3,131
Participating VRDN:
Series BA 08 1049, 3.16% (Liquidity Facility Bank of America NA) (a)(c)	13,000	13,000
Series BA 1000, 3.51% (Liquidity Facility Bank of America NA) (a)(c)	18,560	18,560
Series BBT 2037, 3.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	8,895	8,895
Series EC 1106, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,460	23,460
Series EGL 06 88 Class A, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,515	4,515
Series EGL 07 0061, 3.19% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	12,075	12,075
Series EGL 07 0155, 3.19% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series GS 07 9TP, 3.18% (Liquidity Facility DEPFA BANK PLC) (a)(c)	$ 6,245	$ 6,245
Series MS 06 07, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	13,511	13,511
Series MS 06 1475, 4.13% (Liquidity Facility Morgan Stanley) (a)(c)	42,801	42,801
Series MS 06 2006, 3.5% (Liquidity Facility Morgan Stanley) (a)(c)	38,600	38,600
Series MS 06 2032, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	11,695	11,695
Series PA 1117, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,585	7,585
Series PT 1763, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,450	11,450
Series Putters 1442, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,490	12,490
Series Putters 1558, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,425	9,425
Series Putters 1573, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,670	2,670
Series Putters 1998, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,705	8,705
Series Putters 2016, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,375	6,375
Series Putters 2108, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,440	3,440
Series Putters 487, 3.41% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	12,780	12,780
Series ROC II R 12052, 3.2% (Liquidity Facility Citibank NA) (a)(c)	12,000	12,000
Series ROC II R 6089, 3.72% (Liquidity Facility Citigroup, Inc.) (a)(c)	3,830	3,830
Series ROC II R 7029, 4.5% (Liquidity Facility Citigroup, Inc.) (a)(c)	9,235	9,235
Series ROC II R 7033, 4.43% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,170	2,170
Series ROC II R 9122, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	6,640	6,640
TRAN 4% 12/29/08	28,000	28,250
Los Angeles Unified School District Ctfs. of Prtn. Bonds (Information Technology Proj.) Series A, 4% 10/1/08	8,640	8,672
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7053003 Class A, 3.48% (Liquidity Facility Citibank NA) (a)(c)	$ 21,500	$ 21,500
Series LB 08 F79W, 3.43% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	45,100	45,100
Series Putters 2254, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,800	5,800
Series ROC II R 4034, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	13,465	13,465
2.61% 3/11/08 (Liquidity Facility WestLB AG) (Liquidity Facility California Teachers Retirement Sys.), CP	10,000	10,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series EGL 07 0044, 3.16% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	8,300	8,300
Series FRRI 00 A6, 3.33% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	6,900	6,900
Series Merlots 99 O, 3.33% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,880	11,880
Series MSTC 01 113A, 3.16% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	14,890	14,890
Series PA 837, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Series PT 3601, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,480	5,480
Series Putters 2530, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,070	4,070
Series Putters 2589, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,135	8,135
Series ROC II R 12009, 3.17% (Liquidity Facility Citigroup, Inc.) (a)(c)	20,750	20,750
Series 2000 B2, 2.75% (Liquidity Facility WestLB AG), VRDN (a)	14,400	14,400
Series 2004 A1, 2.95% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	14,025	14,025
Series 2004 A2, 3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	15,205	15,205
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN:
Series GS 07 104, 3.21% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	19,395	19,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Gas Auth. #1 Gas Proj. Rev. Participating VRDN: - continued
Series GS 07 55, 3.22% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	$ 10,915	$ 10,915
Series GS 07 98, 3.21% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	14,840	14,840
Series MS 06 1982, 3.23% (Liquidity Facility Morgan Stanley) (a)(c)	7,700	7,700
Northern California Transmission Auth. Rev. Series B, 0.75% 4/4/08, LOC WestLB AG, CP	2,000	2,000
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2002 A, 2.8% (FSA Insured), VRDN (a)	12,210	12,210
Orange County Apt. Dev. Rev.:
(Aliso Creek Proj.) Series 1992 B, 2.8%, LOC Freddie Mac, VRDN (a)	3,100	3,100
(Riverbend Apts. Proj.) Series 1999 B, 2.91%, LOC Freddie Mac, VRDN (a)	4,400	4,400
Orange County Hsg. Auth. Apt. Dev. Rev. (Village Niguel Issue) Series 1985-AA, 2.75%, LOC Bank of America NA, VRDN (a)	2,200	2,200
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series BA 07 1039, 3.16% (Liquidity Facility Bank of America NA) (a)(c)	8,000	8,000
Series MS 1032, 4.13% (Liquidity Facility Morgan Stanley) (a)(c)	2,500	2,500
Series Putters 2420, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,870	12,870
Series ROC II R 11304, 3.2% (Liquidity Facility Citibank NA) (a)(c)	11,475	11,475
Palomar Pomerado Health Participating VRDN:
Series DB 458, 3.19% (Liquidity Facility Deutsche Bank AG) (a)(c)	5,825	5,825
Series MS 06 2205, 3.38% (Liquidity Facility Morgan Stanley) (a)(c)	5,710	5,710
Series MS 06 2234, 3.31% (Liquidity Facility Wells Fargo & Co.) (a)(c)	9,820	9,820
Rancho Santiago Cmnty. College District Participating VRDN:
Series PT 2550, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,975	3,975
Series ROC II R 2181, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,550	5,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rowland Unified School District Participating VRDN:
Series MS 06 1484, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	$ 3,100	$ 3,100
Series ROC II R 2037, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,885	5,885
Series ROC II R 9201, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,600	2,600
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN:
Series Putters 1407, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,780	5,780
Series ROC II R 10113, 3.72% (Liquidity Facility Citigroup, Inc.) (a)(c)	18,945	18,945
Series ROC II R 504, 3.72% (Liquidity Facility Citibank NA) (a)(c)	3,230	3,230
Series SCG 11, 3.19% (Liquidity Facility Societe Generale) (a)(c)	21,465	21,465
Series SGC 07 18, 3.19% (Liquidity Facility Societe Generale) (a)(c)	7,650	7,650
Series SGC 10, 3.19% (Liquidity Facility Societe Generale) (a)(c)	47,300	47,300
Sacramento County Sanitation District Fing. Auth. Wtr. & Swr. Rev. Participating VRDN Series BS 311, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	14,795	14,795
Sacramento County Wtr. Fing. Auth. Rev. Participating VRDN:
Series LB 08 F71W, 3.31% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	7,175	7,175
Series PA 1176, 5.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,585	4,585
Sacramento Multi-family Hsg. Auth. Rev. (Smoketree Apts. Proj.) Series 1990 A, 2.8%, LOC Fannie Mae, VRDN (a)	2,590	2,590
Sacramento Muni. Util. District Elec. Rev.:
Participating VRDN Series PT 2140, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,145	7,145
Series 2007 J, 1% 3/13/08, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	6,500	6,500
Sacramento Sanitation District Fing. Wtr. & Swr. Rev. Bonds Series PT 4011, 3.18%, tender 3/7/08 (Liquidity Facility Dexia Cr. Local de France) (a)(c)	2,995	2,995
San Bernardino County Flood Cont. District Judgement Oblig. Participating VRDN Series Putters 2164, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,420	6,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Cmnty. College District Participating VRDN Series Putters 2086, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 5,490	$ 5,490
San Diego County Ctfs. of Prtn. (Sidney Kimmel Cancer Ctr. Proj.) 2.85%, LOC Bank of America NA, VRDN (a)	1,885	1,885
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.65% 3/19/08 (Liquidity Facility Dexia Cr. Local de France), CP	5,600	5,600
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series PT 2375, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,960	4,960
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN Series ROC II R 10004 CE, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	116,590	116,590
San Diego Unified School District:
Bonds Series PT 3724, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(c)(d)	6,950	6,950
Participating VRDN:
Series 3723, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,720	1,720
Series MS 01 847, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	8,200	8,200
Series MS 1499, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	5,945	5,945
Series MS 965, 3.38% (Liquidity Facility Morgan Stanley) (a)(c)	4,565	4,565
Series PA 1245, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,335	2,335
Series ROC II R 1067, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,180	5,180
Series SGA 01 120, 3.5% (Liquidity Facility Societe Generale) (a)(c)	22,565	22,565
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series ROC II R 11251, 3.17% (Liquidity Facility Citibank NA) (a)(c)	9,990	9,990
Series ROC II R 12020, 3.17% (Liquidity Facility Citibank NA) (a)(c)	9,995	9,995
San Francisco City & County Unified School District Participating VRDN:
Series MS 08 2377, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	1,900	1,900
Series Putters 549, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,510	3,510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Unified School District Participating VRDN: - continued
Series ROC II R 3055, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 5,880	$ 5,880
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 3.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	17,230	17,230
San Gabriel Valley Govt. 0.75% 5/2/08, LOC Bayerische Landesbank Girozentrale, CP	4,500	4,500
San Jacinto Unified School District Participating VRDN Series Merlots 07 D92, 3.43% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,380	3,380
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,000	12,000
San Jose Redev. Agcy. Rev. (Merged Area Redevelopement Proj.) Series 1996 B, 2.6%, LOC JPMorgan Chase Bank, VRDN (a)	5,340	5,340
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series MS 02 749, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	6,495	6,495
San Jose Unified School District Santa Clara County Participating VRDN Series LB 08 F70W, 3.43% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	8,800	8,800
San Jose-Santa Clara Clean Wtr. Fing. Auth. Swr. Rev. Series 2005 B, 2.78% (FSA Insured), VRDN (a)	3,700	3,700
San Luis Obispo County Fing. Auth. Participating VRDN Series PT 4443, 4.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10	10
San Mateo County Cmnty. College District Participating VRDN:
Series DB 415, 3.19% (Liquidity Facility Deutsche Bank AG) (a)(c)	8,875	8,875
Series DB 430, 3.18% (Liquidity Facility Deutsche Bank AG) (a)(c)	11,450	11,450
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series EGL 06 79, 5.22% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	17,335	17,335
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Foxchase Apts. Proj.) Series 1985 E, 3.05%, LOC Fannie Mae, VRDN (a)	4,000	4,000
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC II R 11227, 3.72% (Liquidity Facility Citibank NA) (a)(c)	11,865	11,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.33% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 8,900	$ 8,900
Santa Clara Valley Wtr. District Wtr. Util. Rev. Participating VRDN Series ROC II R 7532, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,000	2,000
Santa Clara Valley Wtr. District Wtr. Util. Sys. Rev. Participating VRDN Series LB 06 K92, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,345	6,345
Santa Cruz County TRAN 4.5% 7/11/08	5,000	5,023
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 3.22% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	7,445	7,445
Simi Valley Unified School District Participating VRDN Series DB 431, 3.16% (Liquidity Facility Deutsche Bank AG) (a)(c)	3,440	3,440
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
(Southern California Transmission Proj.) 2.7% (FSA Insured), VRDN (a)	21,545	21,545
Series 2001 A, 2.85% (FSA Insured), VRDN (a)	20,400	20,400
Series A, 2.85% (FSA Insured), VRDN (a)	15,400	15,400
Stanislaus County Cap. Impts. Fing. Auth. Rev. 2.85%, LOC Bank of America NA, VRDN (a)	2,100	2,100
State Ctr. Cmnty. College District Participating VRDN Series MS 06 1929, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	5,555	5,555
Stockton Unified School District Gen. Oblig. Participating VRDN Series MS 08 2449, 3.18% (Liquidity Facility Morgan Stanley) (a)(c)	3,510	3,510
Sunnyvale School District Participating VRDN:
Series PT 2710, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,610	3,610
Series Putters 800, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,610	7,610
Torrance Gen. Oblig. TRAN 4.5% 7/2/08	13,975	14,012
Turlock Irrigation District Ctfs. Prtn. (Cap. Impts. and Rfdg. Proj.) Series 2001 A, 3.2%, LOC Societe Generale, VRDN (a)	1,200	1,200
Tustin Unified School District Spl. Tax Participating VRDN Series Putters 2561Z, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,185	4,185
Univ. of California Revs. Participating VRDN:
Series MS 08 2386, 3.13% (Liquidity Facility Morgan Stanley) (a)(c)	7,000	7,000
Series MS 1274, 4.63% (Liquidity Facility Morgan Stanley) (a)(c)	15,125	15,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series PA 1168, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 20,045	$ 20,045
Series Putters 1201, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,190	5,190
Series Putters 2475, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100	1,100
Series ROC II R 12000, 3.2% (Liquidity Facility Citigroup, Inc.) (a)(c)	19,400	19,392
Series ROC II R 12068, 3.21% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(c)	13,000	13,000
Series Solar 06 39, 3.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	10,235	10,235
William S. Hart Union High School District Participating VRDN Series ROC II R 648 WFZ, 2.84% (Liquidity Facility Wells Fargo & Co.) (a)(c)	11,390	11,390
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 5.22% (Liquidity Facility Citigroup, Inc.) (a)(c)	15	15
		4,563,403
District Of Columbia - 0.0%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.8% tender 4/1/08, LOC JPMorgan Chase Bank, CP mode	1,500	1,500
New York - 0.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 5B, 0.65% 3/3/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	16,000	16,000
Puerto Rico - 6.8%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 10001 CE, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(c)	52,000	52,000
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series MS 975, 3.17% (Liquidity Facility Morgan Stanley) (a)(c)	13,110	13,110
Series PA 1376R, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,250	4,250
TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	72,000	72,247
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series Merlots 2007 C100, 3.43% (Liquidity Facility Bank of New York, New York) (a)(c)	$ 5,695	$ 5,695
Series ROC II R 11171, 3.24% (Liquidity Facility Citibank NA) (a)(c)	10,655	10,655
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 10315, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(c)	23,580	23,580
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 06 1845, 3.17% (Liquidity Facility Morgan Stanley) (a)(c)	3,200	3,200
Series Putters 1816, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,615	10,615
Series Putters 268, 3.56% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,695	5,695
Series ROC II R 11000 CE, 3.19% (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series ROC II R 11002, 3.21% (Liquidity Facility Citibank NA) (a)(c)	30,000	30,000
Series ROC II R 11003 CE, 3.19% (Liquidity Facility Citibank NA) (a)(c)	8,100	8,100
Series SG 19, 3.19% (Liquidity Facility Societe Generale) (a)(c)	3,775	3,775
Puerto Rico Infrastructure Fing. Auth.:
Bonds Series AAB 00 17, 3.19%, tender 3/7/08 (Liquidity Facility Bank of America NA) (a)(c)	35,400	35,400
Participating VRDN Series MSTC 00 106, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	19,995	19,995
Puerto Rico Pub. Bldg. Auth. Participating VRDN:
Series DFA 07 02, 3.26% (Liquidity Facility DEPFA BANK PLC) (a)(c)	29,090	29,090
Series DFA 07 03, 3.21% (Liquidity Facility DEPFA BANK PLC) (a)(c)	20,010	20,010
		350,417
Texas - 0.6%
Dallas Area Rapid Transit Sales Tax Rev. 1.25% 3/3/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	3,750	3,750
San Antonio Elec. & Gas Sys. Rev. Series A, 0.7% 5/5/08, CP	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. Series 2003, 0.95% 3/18/08, CP	$ 2,000	$ 2,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 1.43% 3/4/08, CP	10,000	10,000
		30,750
Virginia - 0.1%
Univ. of Virginia Univ. Revs. Series 2003 A, 1% 6/16/08, CP	2,775	2,775
Wisconsin - 0.1%
Wisconsin Trans. Rev. Series 1997 A, 0.9% 5/5/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,884	2,884
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $4,977,779)		4,977,779
NET OTHER ASSETS - 3.4%		176,224
NET ASSETS - 100%		$ 5,154,003
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,804,000 or 2.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Rev. Bonds: Series GS 07 106G, 3.5%, tender 3/27/08 (Liquidity Facility Goldman Sachs Group, Inc.)	9/27/07	$ 25,000
Series PT 1745, 3.75%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/18/06 - 9/20/07	$ 9,490
California Edl. Facilities Auth. Rev. Bonds Series ROC II R 11064, 3%, tender 3/18/08 (Liquidity Facility Citibank NA)	6/28/07 - 9/13/07	$ 7,735
California Gen. Oblig. Participating VRDN: Series Solar 05 4, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota)	5/23/06	$ 14,900
Security	Acquisition Date	Cost (000s)
Series Solar 06 11, 3.6% (Liquidity Facility U.S. Bank NA, Minnesota)	8/16/07 - 8/27/07	$ 22,985
California Health Facilities Fing. Auth. Rev. Bonds Series MS 06 1858, 3.4%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.)	6/14/07	$ 3,349
California Infrastructure & Econ. Dev. Bank Rev. Bonds Series PT 3701, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	3/6/07	$ 9,290
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series PZ 86, 3.18% (Liquidity Facility Merrill Lynch & Co., Inc.)	10/20/05 - 9/20/07	$ 5,105
San Diego Unified School District Bonds Series PT 3724, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	11/16/06 - 2/5/07	$ 6,950
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 192

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,977,779)		$ 4,977,779
Cash		10,749
Receivable for investments sold		135,194
Receivable for fund shares sold		31,601
Interest receivable		32,776
Receivable from investment adviser for expense reductions		161
Other receivables		929
Total assets		5,189,189

Liabilities
Payable for investments purchased	$ 10,145
Payable for fund shares redeemed	23,065
Distributions payable	783
Accrued management fee	881
Distribution fees payable	3
Other affiliated payables	309
Total liabilities		35,186

Net Assets		$ 5,154,003
Net Assets consist of:
Paid in capital		$ 5,153,124
Accumulated undistributed net realized gain (loss) on investments		879
Net Assets		$ 5,154,003

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008

California AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($2,022,351 ÷ 2,021,547 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,115,616 ÷ 3,114,989 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($16,036 ÷ 16,033 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2008

Investment Income
Interest		$ 150,426
Income from Fidelity Central Funds		192
Total income		150,618

Expenses
Management fee	$ 9,484
Transfer agent fees	3,053
Distribution fees	15
Independent trustees' compensation	16
Total expenses before reductions	12,568
Expense reductions	(4,257)	8,311
Net investment income		142,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,168
Net increase in net assets resulting from operations		$ 143,475

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 142,307	$ 88,297
Net realized gain (loss)	1,168	826
Net increase in net assets resulting from operations	143,475	89,123
Distributions to shareholders from net investment income	(142,277)	(88,327)
Distributions to shareholders from net realized gain	(705)	(299)
Total distributions	(142,982)	(88,626)
Share transactions - net increase (decrease)	1,941,795	1,005,671
Total increase (decrease) in net assets	1,942,288	1,006,168

Net Assets
Beginning of period	3,211,715	2,205,547
End of period (including undistributed net investment income of $0 and $95, respectively)	$ 5,154,003	$ 3,211,715

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California AMT Tax-Free Money Market

Years ended February 28,	2008 D	2007	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.032	.023	.010	.007
Net realized and unrealized gain (loss) E	-	-	-	-	-
Total from investment operations	.032	.032	.023	.010	.007
Distributions from net investment income	(.032)	(.032)	(.023)	(.010)	(.007)
Distributions from net realized gain	- E	- E	-	-	- E
Total distributions	(.032)	(.032)	(.023)	(.010)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.27%	3.24%	2.34%	1.04%	.75%
Ratios to Average Net Assets B, C
Expenses before reductions	.32%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.31%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.24%	.27%	.27%	.31%	.34%
Net investment income	3.21%	3.19%	2.34%	1.05%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 2,022	$ 3,212	$ 2,206	$ 1,495	$ 1,240

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended February 29,	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.029
Net realized and unrealized gain (loss) G	-
Total from investment operations	.029
Distributions from net investment income	(.029)
Distributions from net realized gain	- G
Total distributions	(.029)
Net asset value, end of period	$ 1.00
Total Return B, C	2.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.25% A
Expenses net of fee waivers, if any	.20% A
Expenses net of all reductions	.13% A
Net investment income	3.22% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,116

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Year ended February 29,	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.026
Net realized and unrealized gain (loss) G	-
Total from investment operations	.026
Distributions from net investment income	(.026)
Distributions from net realized gain	-G
Total distributions	(.026)
Net asset value, end of period	$ 1.00
Total Return B, C	2.67%
Ratios to Average Net Assets D, F
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.38% A
Net investment income	2.84% A
Supplemental Data
Net assets, end of period (in millions)	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of shares of Institutional Class, Service Class and the existing class was designated California AMT Tax-Free Money Market on April 18, 2007. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Undistributed ordinary income	625
Undistributed long-term capital gain	256

Cost for federal income tax purposes	$ 4,977,779

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Tax-exempt Income	$ 142,277	$ 88,327
Long-term Capital Gains	705	299
Total	$ 142,982	$ 88,626

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Board of Trustees approved an amendment to the management contract lowering the management fee from .43% to .20% of average net assets effective April 1, 2007. Under the amended management contract, FMR will pay all other fund-level expenses except the compensation of the independent Trustees and certain expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. For the period the total annual management fee rate was .21% of the Fund's average net assets.

In addition, the Board of Trustees approved a new expense contract for California AMT Tax-Free Money Market effective April 1, 2007. Under the expense contract, FMR pays class level expenses so that the total expenses do not exceed, expressed as a percentage of class average net assets, .35%, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 15	$ 10

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Board of Trustees approved a new transfer agent contract with Citibank and a new sub-arrangement with FSC (now FIIOC) effective April 1, 2007. Under the new contract, transfer agent fees for each class are based on an annual rate, expressed as a percentage of each class' average net assets, of .10% for California AMT Tax-Free Money Market and .05% each for Service Class shares and Institutional Class shares. Prior to April 1, 2007, FMR paid for the transfer agent fees on behalf of California AMT Tax-Free Money Market

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

under the terms of the management fee contract. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the sub-transfer agent for the Fund. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
California AMT Tax-Free Money Market	$ 1,950.09
Institutional Class	1,100	.05*
Service Class	3	.05*
	$ 3,053

* Annualized

6. Expense Reductions.

Prior to April 1, 2007, FMR voluntarily agreed to reimburse the Fund to the extent operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, were excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $205. Effective April 1, 2007, under the new expense contract for California AMT Tax-Free Money Market, the voluntary expense limitation was eliminated. Effective April 18, 2007, FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceeds .20% and .45%, respectively. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $1,110 and $3, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $454. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
California AMT Tax-Free Money Market	$ 1,382
Institutional Class	1,100
Service Class	3
$ 2,485

Annual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 29 and February 28,	2008 A	2007
From net investment income
California AMT Tax-Free Money Market	$ 71,579	$ 88,327
Institutional Class	70,531	-
Service Class	167	-
Total	$ 142,277	$ 88,327
From net realized gain
California AMT Tax-Free Money Market	$ 486	$ 299
Institutional Class	218	-
Service Class	1	-
Total	$ 705	$ 299

A Distributions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended February 29 and February 28,	2008 A	2007
California AMT Tax-Free Money Market
Shares sold	2,856,070	3,173,527
Reinvestment of distributions	65,874	80,233
Shares redeemed	(4,111,171)	(2,248,089)
Net increase (decrease)	(1,189,227)	1,005,671
Institutional Class
Shares sold	5,052,530	-
Reinvestment of distributions	63,852	-
Shares redeemed	(2,001,393)	-
Net increase (decrease)	3,114,989	-

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

Years ended February 29 and February 28,	2008 A	2007
Service Class
Shares sold	31,160	-
Reinvestment of distributions	152	-
Shares redeemed	(15,279)	-
Net increase (decrease)	16,033	-

A Share transactions for Institutional Class and Service Class are for the period April 18, 2007 (commencement of sale of shares) to February 29, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Fidelity California AMT Tax-Free Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California AMT Tax-Free Money Market Fund (a fund of Fidelity California Municipal Trust II) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California AMT Tax-Free Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust II. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity California Municipal Trust II. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust II. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity California Municipal Trust II. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present). Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007). Mr. Morrison served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Senior Vice President of FIMM (2003-present) and Vice President of FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity California AMT Tax-Free Money Market Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
California AMT Tax-Free Money Market	04/14/08	04/11/08	$0.0002
Institutional Class	04/14/08	04/11/08	$0.0002
Service Class	04/14/08	04/11/08	$0.0002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $667,318, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SCM-UANN-0408
1.855628.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 29, 2008, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity California AMT Tax-Free Money Market Fund, and Fidelity California Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity California AMT Tax-Free Money Market Fund	$53,000	$43,000
Fidelity California Municipal Money Market Fund	$46,000	$47,000
All funds in the Fidelity Group of Funds audited by PwC	$14,100,000	$14,100,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity California AMT Tax-Free Money Market Fund	$0	$0
Fidelity California Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Fidelity California AMT Tax-Free Money Market Fund	$2,000	$1,900
Fidelity California Municipal Money Market Fund	$2,000	$1,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Fidelity California AMT Tax-Free Money Market Fund	$2,700	$2,500
Fidelity California Municipal Money Market Fund	$3,200	$3,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$220,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate fees billed by PwC of $1,525,000A and $1,265,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A
Covered Services	$230,000	$135,000
Non-Covered Services	$1,295,000	$1,130,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008